Leases (Tables)	12 Months Ended
Jan. 31, 2025
Leases
Schedule of components of operating lease expense

	January 31,	January 31,	January 31,
Year Ended	2025	2024	2023

Operating lease cost	3,656	4,169	4,182
Short-term lease cost	508	597	636
Total operating lease cost	4,164	4,766	4,818

	January 31,	January 31,	January 31,
Year Ended	2025	2024	2023

Operating cash outflows from operating leases included in measurement of lease liabilities	4,028	3,996	4,240
New right-of-use assets obtained in exchange for lease obligations	3,706	4,239	864

	January 31,	January 31,
	2025	2024
Weighted average remaining lease term (years)	2.9	3.0
Weighted average discount rate (%)	5.1	4.1

Schedule of maturities for operating lease liabilities

Operating
Years Ended January 31,	Leases
2026	3,571
2027	2,510
2028	1,671
2029	596
2030	219
2031 and thereafter	—
Total lease payments	8,567
Less: imputed interest	(671)
Total lease obligations	7,896
Current	3,178
Long-term	4,718